Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information
Segment Information

Note 14 - Segment Information

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. On May 15, 2025, the Group closed the sale of its Electric Vehicle business (the “EV Business”). As a result, the Group has determined that it has one operating segment as defined by ASC 280.

Most of the Group’s long-lived assets are located in the PRC; thus, no geographic information of long-lived assets is presented.

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2025	2024
Revenue from China	$20,485,348	$20,882,575
Revenue directly from foreign countries	42,240	602,161
Total revenue	$20,527,588	$21,484,736